Business and Basis of Presentation (Details) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Dec. 13, 2021	Dec. 11, 2021	Jun. 18, 2020	Dec. 31, 2020	Dec. 31, 2021	Aug. 06, 2021
Class of Stock [Line Items]
Reinsurance agreement, ceding commission				$ 1,202
Jackson
Class of Stock [Line Items]
Capital contribution to subsidiary			$ 500
Athene
Class of Stock [Line Items]
Reinsurance quota share basis			100.00%
Reinsurance agreement, ceding commission			$ 1,200
Prudential | Jackson Financial
Class of Stock [Line Items]
Ownership interest					18.40%
Athene | Jackson Financial
Class of Stock [Line Items]
Ownership interest			9.90%		9.90%
Investment agreement, committed capital			$ 500
Economic ownership percentage			11.10%		10.60%
Class A common stock
Class of Stock [Line Items]
Common stock, par value (in usd per share)				$ 1.15	$ 1.15	$ 0.01
Shares repurchased (in shares)		1,134,767
Stock issued upon conversion (in shares)	725,623